Investment in Affiliates (Tables)	6 Months Ended
Jun. 30, 2017
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data

	June 30, 2017			December 31, 2016
Balance Sheet	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$45,777	$15,096	$15,235	$52,791	$10,785	$16,916
Current assets	$60,019	$20,101	$24,997	$61,087	$15,980	$19,487
Non-current assets	$406,442	$164,166	$224,929	$414,694	$169,925	$232,363
Current liabilities	$4,664	$20,153	$18,792	$6,143	$18,490	$24,126
Long-term debt including current portion, net of deferred finance costs and discount	$196,841	$80,772	$111,572	$197,176	$86,060	$119,234
Non-current liabilities	$196,173	$156,406	$199,943	$196,515	$155,387	$184,530

Summarized Financial Information - Income Statement Data

	Three month period ended June 30, 2017			Three month period ended June 30, 2016
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$18,510	$9,394	$9,401	$22,695	$10,418	$6,760
Net (loss)/income before non-cash change in fair value of Junior Loan	—	(1,950)	(5,058)	—	(449)	(6,889)
Net income/(loss)	1,960	(2,489)	(5,058)	5,889	(1,955)	(3,220)

	Six month period ended June 30, 2017			Six month period ended June 30, 2016
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$39,610	$19,278	$17,402	$46,844	$20,530	$14,726
Net (loss)/ income before non-cash change in fair value of Junior Loan	—	(3,239)	(11,325)	—	(739)	(11,913)
Net income/(loss)	6,462	(4,320)	(12,003)	13,384	(3,134)	(7,122)